Segmental reporting - Disclosure of income by geographic region (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Total income	£ 29,140	£ 26,788	£ 25,378
United Kingdom
Disclosure of operating segments [line items]
Total income	15,811	13,927	13,295
Americas
Disclosure of operating segments [line items]
Total income	9,541	8,772	8,109
Europe
Disclosure of operating segments [line items]
Total income	2,269	2,734	2,517
Asia
Disclosure of operating segments [line items]
Total income	1,433	1,273	1,370
Africa and Middle East
Disclosure of operating segments [line items]
Total income	86	82	87
United States
Disclosure of operating segments [line items]
Total income	£ 9,388	£ 8,614	£ 7,911